UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-04526
Name of Registrant:	Vanguard Quantitative Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482
Registrant’s telephone number, including area code: (610) 669-1000
Date of fiscal year end: September 30
Date of reporting period: October 1, 2016 – March 31, 2017
Item 1: Reports to Shareholders

Semiannual Report | March 31, 2017

Vanguard Growth and Income Fund

A new format, unwavering commitment

As you begin reading this report, you’ll notice that we’ve made some improvements to the opening sections—based on feedback from you, our clients.

Page 1 starts with a new ”Your Fund’s Performance at a Glance,” a concise, handy summary of how your fund performed during the period.

In the renamed ”Chairman’s Perspective,” Bill McNabb will focus on enduring principles and investment insights.

We’ve modified some tables, and eliminated some redundancy, but we haven’t removed any information.

At Vanguard, we’re always looking for better ways to communicate and to help you make sound investment decisions. Thank you for entrusting your assets to us.

Contents
Your Fund’s Performance at a Glance.	1
Chairman’s Perspective.	2
Advisors’ Report.	6
Fund Profile.	10
Performance Summary.	11
Financial Statements.	12
About Your Fund’s Expenses.	32
Glossary.	34

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice.
Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.
About the cover: No matter what language you speak, Vanguard has one consistent message and set of principles. Our primary focus is on you, our clients. We conduct our business with integrity as a faithful steward of your assets. This message is shown translated into seven languages, reflecting our expanding global presence.

Your Fund’s Performance at a Glance

• Vanguard Growth and Income Fund returned nearly 10% for the six months ended March 31, 2017. It lagged its benchmark, the S&P 500 Index, by less than a percentage point but surpassed the average return of its peers.

• The fund seeks a total return greater than that of the S&P 500 Index by investing in U.S. large- and mid-capitalization stocks.

• During the period, value stocks outperformed their growth counterparts, small-cap stocks topped large-caps, and U.S. stocks outpaced those of developed and emerging markets.

• Eight of the fund’s eleven sectors produced positive results. Information technology, industrials, health care, and financials were the strongest. Consumer discretionary and energy stocks detracted the most from relative performance.

Total Returns: Six Months Ended March 31, 2017
Total
Returns
Vanguard Growth and Income Fund
Investor Shares	9.48%
Admiral™ Shares	9.55
S&P 500 Index	10.12
Large-Cap Core Funds Average	9.38
Large-Cap Core Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.
Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements.

Expense Ratios
Your Fund Compared With Its Peer Group
	Investor	Admiral	Peer Group
	Shares	Shares	Average
Growth and Income Fund	0.34%	0.23%	1.07%

The fund expense ratios shown are from the prospectus dated January 26, 2017, and represent estimated costs for the current fiscal year. For the six months ended March 31, 2017, the fund’s annualized expense ratios were 0.35% for Investor Shares and 0.24% for Admiral Shares.
The peer-group expense ratio is derived from data provided by Lipper, a Thomson Reuters Company, and captures information through year-end 2016.

Peer group: Large-Cap Core Funds.

Chairman’s Perspective

Bill McNabb
Chairman and Chief Executive Officer

Dear Shareholder,

For many people, including me, falling interest rates have been the general trend in the bond market throughout our working lives. At the beginning of 1983, the year I graduated from business school, the yield of the benchmark 10-year U.S. Treasury note stood at more than 10%. It was less than 2.5% at the beginning of 2017.

Because bond prices move in the opposite direction from rates, my career happens to have overlapped with the greatest bull market for bonds in history.

It appears that may be changing. And, of course, there’s no shortage of advice about how to prepare for the shift.

Rates may be headed higher (really)

This bond bull market has reminded us time and again just how hard it is to predict when rates will rise or fall and by how much. If you follow bonds, you might recall the markets bracing for a sustained rate increase back in 2010 as the economy pulled out of recession, or again in 2013 when the Federal Reserve said it would start tapering its bond purchases, or again at the end of 2015 when the Fed raised short-term rates for the first time in almost a decade. And yet, prognostications notwithstanding, interest rates remained anchored near historical lows.

That said, rates seem to be on an upswing. With economic activity picking up, wages starting to move higher, and inflation coming off recent lows, the Fed has nudged short-term rates higher twice in recent months and has signaled that further gradual increases are likely through 2018. The perceived pro-growth stance of the new U.S. administration also has played a role in framing a case for higher rates.

Short-term pain, longer-term gain

Bond investors are understandably concerned. If interest rates shoot up, the market value of bonds will drop sharply, with prices falling to bring yields in line with the new, prevailing higher rates. That’s the potential short-term pain. But long-term investors should actually want rates to go up. If you like bonds that pay 2%, you should love bonds that pay 4%, right?

There’s a simple—though imperfect—rule of thumb that helps make clear this point. If the time frame of your investing goal exceeds the time frame of your bond portfolio (a medium-term goal matched with short-term bonds, or a long-term goal paired with bonds not quite as long-term), rising rates will work out in your favor, maybe decidedly so.

Think of it this way: If you have a big cash need in the near future—say, a tuition bill coming due in a few years—and you own bonds that are long-term in nature, this time-frame mismatch could spell trouble if rates rise sharply; you’d be selling bonds that would be worth less. But if you’re saving to retire ten or 15 years down the road and rates are steadily rising, over time you’ll be earning higher and higher yields.

Market Barometer
	Total Returns
	Periods Ended March 31, 2017
	Six	One	Five Years
	Months	Year	(Annualized)
Stocks
Russell 1000 Index (Large-caps)	10.09%	17.43%	13.26%
Russell 2000 Index (Small-caps)	11.52	26.22	12.35
Russell 3000 Index (Broad U.S. market)	10.19	18.07	13.18
FTSE All-World ex US Index (International)	6.74	13.50	4.82

Bonds
Bloomberg Barclays U.S. Aggregate Bond Index
(Broad taxable market)	-2.18%	0.44%	2.34%
Bloomberg Barclays Municipal Bond Index
(Broad tax-exempt market)	-2.10	0.15	3.24
Citigroup Three-Month U.S. Treasury Bill Index	0.21	0.34	0.10

CPI
Consumer Price Index	0.98%	2.38%	1.23%

Josh Barrickman, our head of fixed income indexing for the Americas, calls it “the virtuous cycle of compounding interest at a higher rate.”

The bottom line is, you can end up better off than if rates haven’t risen because you’re earning more income, which over time more than washes away any price hit.

Beware of short-sighted, short-term moves

This logic can be difficult to grasp, tempting anxious bond investors to make drastic shifts to lessen the immediate pain of rising rates. Unfortunately, such moves can backfire.

Taking shelter in short-term bonds, for example, might seem like a good idea. Their prices generally hold up better than those of longer-term bonds in a rising-rate environment. But they also offer less income.

For example, when the market started worrying about rising rates in 2010, moving into short-term securities—and staying there—would have proved costly. Through 2016, those securities returned roughly half of what the broad U.S. bond market did.

Favoring high-yield bonds is another tack some investors take, expecting higher income to help cushion price declines.

What has driven long-term returns for Vanguard bond funds?

High-yield securities, however, typically perform best when stocks are rising, making them unlikely to zig when stocks zag.

We saw clear evidence of the correlation between stocks and high-yield bonds in the frantic markets following the United Kingdom’s vote to leave the European Union last year. From June 23 to June 27, both U.S. stocks and U.S. high-yield bonds lost ground. The broad U.S. bond market, meanwhile, climbed 1.2% as investors sought a safe haven.

Your portfolio is more than the sum of its parts

Different assets have different roles to play in a balanced and diversified portfolio. Stocks are valuable because they can produce higher returns over time, while bonds can provide a crucial counterweight to the volatility of stocks.

Perhaps the most important thing to keep in mind about bonds is that although their prices can fluctuate, they remain “fixed income” securities. Barring default, you can be certain of getting income until the bonds mature. It’s that income that drives returns for patient bond investors who resist the urge to jump in and out of the market, as you can see in the accompanying box.

A lot has changed since I first started following the bond market, but the important role that bonds can play in a balanced and diversified portfolio hasn’t.

As always, thank you for investing with Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
April 14, 2017

Advisors’ Report

For the six months ended March 31, 2017, Vanguard Growth and Income Fund returned 9.48% for Investor Shares and 9.55% for the low-cost Admiral Shares.

Your fund is managed by three independent advisors, a strategy that enhances the fund’s diversification by providing exposure to distinct yet complementary investment approaches. It’s not uncommon for different advisors to have different views about individual securities or the broader investment environment.

The advisors, the percentage of fund assets each manages, and brief descriptions of their investment strategies are presented in the accompanying table. The advisors have also prepared a discussion of the investment environment that existed during the period and of how portfolio positioning reflects this assessment. (Please note that Los Angeles Capital’s discussion refers to industry sectors as defined by Russell classifications, rather than by the Global Industry Classification Standard used elsewhere in this report.) These comments were prepared on April 18, 2017.

Vanguard Growth and Income Fund Investment Advisors

	Fund Assets Managed
Investment Advisor	%	$ Million	Investment Strategy
D. E. Shaw Investment	33	2,407	Employs quantitative models that seek to capture
Management, L.L.C.			predominantly bottom-up stock-specific return
			opportunities. The portfolio’s sector weights, size, and
			style characteristics may differ modestly from the
			benchmark in a risk-controlled manner.
Vanguard Quantitative Equity	32	2,378	Employs a quantitative fundamental management
Group			approach, using models that assess valuation, growth
			prospects, management decisions, market sentiment,
			and earnings and balance-sheet quality of companies
			as compared with their peers.
Los Angeles Capital	32	2,376	Employs a quantitative model that emphasizes stocks
			with characteristics investors are currently seeking and
			underweights stocks with characteristics investors are
			currently avoiding. The portfolio’s sector weights, size,
			and style characteristics may differ modestly from the
			benchmark in a risk-controlled manner.
Cash Investments	3	217	These short-term reserves are invested by Vanguard in
			equity index products to simulate investments in
			stocks. Each advisor also may maintain a modest cash
			position.

D. E. Shaw Investment Management, L.L.C.

Portfolio Manager:

Philip Kearns, Ph.D., Managing Director

Market Environment

The S&P 500 shook off two increases in the federal funds rate and rose strongly during the period, particularly immediately after the U.S. presidential election.

Donald Trump’s electoral victory appeared to catch investors by surprise. On the night of the election, the CME Group December S&P 500 futures contract fell sharply as election returns were reported. However, the S&P 500 recovered the next day and rose throughout most of the subsequent four months. Indeed, expectations about the policies of a Trump presidency may have driven most market movement during the six months.

The financial sector was the top performer, returning 24.16%. Financial stocks advanced 10.9% in the five days after the election, apparently buoyed by expectations that a Trump administration would relax financial oversight and regulations. Energy stocks rose as well, perhaps in response to the pro-oil and -coal sentiments the president-elect had expressed during his campaign. Overall, the U.S. equities rally was broad-based; only one S&P 500 sector, real estate, fell, dropping slightly more than –1%.

Global developed equity markets also rose; the MSCI World Index returned 8.35%. The MSCI Emerging Markets Index gained as well. This was somewhat surprising considering the protectionist leanings of the new administration in the United States, which could set back developing countries’ growth. Despite falling –7% in the four days after the election, the index finished up 6.8%.

Portfolio performance

Although we actively monitor market activity of the type described above, we generally do not make portfolio decisions based on a subjective analysis of the investment environment.

Our quantitative equity investment process seeks to forecast individual stock returns and mitigate active exposures to industries, sectors, and common risk factors. However, the resulting portfolios may exhibit small to moderate active exposures to industries, sectors, and risk factors as a by-product of our focus on bottom-up stock selection.

We generally attribute portfolio performance to three major sources: bottom-up stock selection; exposure to industry groups; and risk factors such as value, growth, and market capitalization. Based on our analysis, our performance was driven mostly by fundamental risk factors—primarily an overweighted exposure to small-capitalization stocks, which rallied strongly after the election. Bottom-up stock selection also helped significantly, but exposures to technical risk factors detracted.

The three largest single-stock contributors were an overweighted position in Apple, an underweighted position in ExxonMobil, and a position in Goldman Sachs that shifted from overweighted to underweighted and then back again. The three largest single-stock detractors were underweighted positions in Bank of America and JPMorgan Chase and an overweighted position in Walmart.

Market outlook

In our view, the U.S. economy appears strong. The U.S. Federal Reserve saw sufficient expansion of economic activity to warrant raising the federal funds rate twice, and the unemployment rate is near its prerecession low. Interest rates are rising around the world (although ten-year yields are still below zero in many developed countries). Nevertheless, significant uncertainties that could affect U.S. markets remain, including the short-and long-term effects of Brexit as well as many of the policies of the new Trump administration. Some of the president’s intentions are still unknown. And the extent to which those that have become clearer—primarily involving government regulation and environmental policy—will be implemented is not yet apparent.

Vanguard Quantitative Equity Group

Portfolio Managers:

Michael R. Roach, CFA

James P. Stetler

Binbin Guo, Principal, Head of Equity
Research and Portfolio Strategies

The period opened on an optimistic note and the U.S. economy picked up steam. The results of the U.S. presidential election helped fuel a shift toward riskier assets as investors anticipated more infrastructure spending, greater deregulation, and possible tax-code changes from the Trump administration.

Stocks surged during the six months: The broad U.S. equity market (as measured by the Russell 3000 Index) returned 10.19%.

Although overall performance is affected by macro factors, our approach to investing focuses on specific fundamentals. We believe that attractive stocks exhibit five key characteristics: high quality—healthy balance sheets and steady cash-flow generation, effective use of capital with sound investment policies that favor internal over external funding, consistent earnings growth with the ability to grow earnings year after year, strong market sentiment, and reasonable valuation.

Using these five themes, we generate a daily composite stock ranking, seeking to capitalize on market inefficiencies. We then monitor our portfolio and adjust when appropriate to maximize expected returns and minimize exposure to risks that our research indicates don’t improve returns (such as industry selection and other risks relative to the benchmark).

Over the period, our valuation, quality, and sentiment models boosted performance, but our management decisions and growth models did not. Our strongest sector results were in information technology, industrials, health care, and financials. Our worst were in consumer discretionary and energy.

At the individual stock level, the largest contributions came from overweighted positions in NVIDIA, United Rentals, Alaska Air, Bank of America, and Darden Restaurants. Overweighted positions in Southwestern Energy, Tyson Foods, Macerich, Apache, and Urban Outfitters lowered performance.

We believe that our approach will benefit investors over the long term and feel that the fund offers a strong mix of stocks with attractive valuation and growth characteristics relative to its benchmark.

Los Angeles Capital

Portfolio Managers:

Thomas D. Stevens, CFA,
Chairman and Principal

Hal W. Reynolds, CFA,
Chief Investment Officer and Principal

Market Environment

The eight-year bull market in equities continued as investor appetite for risk generally increased over the second half of last year. Market leadership once again shifted back to larger-capitalization, growth-oriented securities at the end of the first quarter following weak economic reports and a failure by Congress to curtail health care spending.

The best-performing stocks over the six-month period were those with higher volatility and value-oriented characteristics as measured by book-to-price and earnings yield. Stocks with strong analyst expectations lagged as investors embraced risk, particularly during the last quarter of 2016. In a reversal from recent periods, higher-yielding stocks underperformed while the market adjusted to rising rate expectations.

In terms of sectors, financials offered the highest returns. Investors initially anticipated a lower regulatory burden under the new administration, a sentiment that began to dissipate during the first quarter. Real estate and energy stocks lagged on expectations for rising rates and energy prices, the latter of which began to stall after their rapid rise earlier in 2016.

Investment performance and outlook

Over the past six months, the portfolio maintained a bias toward stocks with value characteristics. Those with greater volatility and higher levels of financial risk added value as riskier securities did best. Our value tilt generated mixed results; an overweighted allocation to stocks with favorable book-to-price ratios helped, but a bias toward higher dividend and earnings yields detracted modestly. An underexposure to stocks with strong long-term price momentum lagged as they once again outperformed.

The market continues to favor companies with strong profit margins. Stocks with higher levels of foreign revenue are increasingly attractive as foreign currency prices have stabilized. Return expectations for value-oriented securities have come down as the market renews its focus on earnings growth, and volatility remains at historically low levels. The portfolio is tilted toward financials and technology and away from energy and retail.

Growth and Income Fund

Fund Profile

As of March 31, 2017

Share-Class Characteristics
	Investor	Admiral
	Shares	Shares
Ticker Symbol	VQNPX	VGIAX
Expense Ratio[1]	0.34%	0.23%
30-Day SEC Yield	1.75%	1.86%

Portfolio Characteristics
			DJ
			U.S. Total
		S&P 500	Market
	Fund	Index	FA Index
Number of Stocks	932	505	3,813
Median Market Cap	$76.2B	$88.5B	$58.2B
Price/Earnings Ratio	21.6x	23.9x	25.4x
Price/Book Ratio	3.0x	3.1x	3.0x
Return on Equity	16.8%	17.2%	16.3%
Earnings Growth
Rate	7.5%	7.0%	7.3%
Dividend Yield	2.1%	2.0%	1.9%
Foreign Holdings	0.3%	0.0%	0.0%
Turnover Rate
(Annualized)	102%	—	—
Short-Term Reserves	0.2%	—	—

Sector Diversification (% of equity exposure)
			DJ
			U.S. Total
		S&P 500	Market
	Fund	Index FA Index
Consumer
Discretionary	11.6%	12.3%	12.7%
Consumer Staples	9.0	9.3	8.3
Energy	5.6	6.6	6.2
Financials	15.4	14.4	14.8
Health Care	13.6	13.9	13.3
Industrials	10.2	10.1	10.7
Information
Technology	23.0	22.1	21.2
Materials	3.2	2.8	3.4
Real Estate	2.3	2.9	4.1
Telecommunication
Services	2.5	2.4	2.1
Utilities	3.6	3.2	3.2

Volatility Measures
		DJ
		U.S. Total
	S&P 500	Market
	Index	FA Index
R-Squared	0.99	0.98
Beta	0.98	0.95
These measures show the degree and timing of the fund’s
fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
Apple Inc.	Technology
	Hardware, Storage &
	Peripherals	4.0%
Alphabet Inc.	Internet Software &
	Services	2.4
Microsoft Corp.	Systems Software	2.1
Johnson & Johnson	Pharmaceuticals	2.1
Amazon.com Inc.	Internet & Direct
	Marketing Retail	1.6
AT&T Inc.	Integrated
	Telecommunication
	Services	1.6
Bank of America Corp.	Diversified Banks	1.3
General Electric Co.	Industrial
	Conglomerates	1.3
JPMorgan Chase & Co.	Diversified Banks	1.2
Procter & Gamble Co.	Household Products	1.2
Top Ten		18.8%
The holdings listed exclude any temporary cash investments and equity index products.

Investment Focus

1 The expense ratios shown are from the prospectus dated January 26, 2017, and represent estimated costs for the current fiscal year. For the six months ended March 31, 2017, the annualized expense ratios were 0.35% for Investor Shares and 0.24% for Admiral Shares.

Growth and Income Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): September 30, 2006, Through March 31, 2017

Note: For 2017, performance data reflect the six months ended March 31, 2017.

Average Annual Total Returns: Periods Ended March 31, 2017

	Inception	One	Five	Ten
	Date	Year	Years	Years
Investor Shares	12/10/1986	16.28%	13.41%	6.70%
Admiral Shares	5/14/2001	16.43	13.54	6.82

See Financial Highlights for dividend and capital gains information.

Growth and Income Fund

Financial Statements (unaudited)

Statement of Net Assets
As of March 31, 2017

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value•
		Shares	($000)
Common Stocks (96.9%)[1]
Consumer Discretionary (11.2%)
*	Amazon.com Inc.	133,141	118,035
	Walt Disney Co.	452,843	51,348
	Home Depot Inc.	337,876	49,610
	Comcast Corp. Class A	1,312,326	49,330
	McDonald’s Corp.	355,660	46,097
	General Motors Co.	1,192,729	42,175
	Best Buy Co. Inc.	618,783	30,413
	Darden Restaurants Inc.	284,751	23,825
	Wyndham Worldwide
	Corp.	243,292	20,507
	Carnival Corp.	335,250	19,750
	Time Warner Inc.	171,195	16,727
	Omnicom Group Inc.	191,612	16,519
	Staples Inc.	1,784,443	15,650
	TJX Cos. Inc.	197,311	15,603
	Ross Stores Inc.	233,900	15,407
	Twenty-First Century
	Fox Inc.	423,200	13,449
*	Priceline Group Inc.	7,369	13,117
*	Discovery Communications
	Inc. Class A	441,803	12,852
	Goodyear Tire &
	Rubber Co.	353,890	12,740
	Lowe’s Cos. Inc.	154,230	12,679
	Kohl’s Corp.	298,980	11,902
	Ford Motor Co.	1,017,217	11,840
*	Netflix Inc.	79,300	11,721
	Leggett & Platt Inc.	196,171	9,871
	Viacom Inc. Class B	210,240	9,801
^	Garmin Ltd.	187,300	9,573
*	Michael Kors Holdings Ltd.	242,107	9,227
	Yum! Brands Inc.	143,500	9,170
	PVH Corp.	83,279	8,617
	News Corp. Class B	612,481	8,269
	Harley-Davidson Inc.	130,490	7,895
*	Mohawk Industries Inc.	34,160	7,839
	Coach Inc.	184,322	7,618

	Mattel Inc.	274,354	7,026
	Ralph Lauren Corp. Class A	82,930	6,769
*	Charter Communications
	Inc. Class A	20,600	6,743
	Genuine Parts Co.	68,939	6,371
	L Brands Inc.	128,520	6,053
	Interpublic Group of
	Cos. Inc.	238,291	5,855
	Marriott International Inc.
	Class A	54,387	5,122
	News Corp. Class A	329,281	4,281
	Signet Jewelers Ltd.	57,910	4,011
	Royal Caribbean Cruises Ltd.	40,750	3,998
	Whirlpool Corp.	16,500	2,827
	Gap Inc.	113,404	2,755
	PulteGroup Inc.	116,830	2,751
	DR Horton Inc.	78,112	2,602
*	TripAdvisor Inc.	59,100	2,551
	Hasbro Inc.	25,527	2,548
	Macy’s Inc.	83,804	2,484
	H&R Block Inc.	103,758	2,412
*	Visteon Corp.	21,383	2,094
	Carter’s Inc.	21,000	1,886
	TEGNA Inc.	61,660	1,580
	Target Corp.	27,880	1,539
	Foot Locker Inc.	20,100	1,504
	Graham Holdings Co.
	Class B	2,254	1,351
	Bloomin’ Brands Inc.	64,900	1,281
	Bed Bath & Beyond Inc.	31,606	1,247
	Cable One Inc.	1,955	1,221
*,^	Wayfair Inc.	27,200	1,101
	DeVry Education Group Inc.	25,500	904
*	Michaels Cos. Inc.	37,100	831
*	Express Inc.	70,300	640
*	LKQ Corp.	21,866	640
	Adient plc	8,000	581
	Restaurant Brands
	International Inc.	8,897	496
	Gannett Co. Inc.	56,395	473

Growth and Income Fund

			Market
			Value•
		Shares	($000)
*	AutoNation Inc.	11,007	466
	GameStop Corp. Class A	20,600	465
*	Yum China Holdings Inc.	16,200	441
	Hanesbrands Inc.	21,100	438
	Expedia Inc.	3,300	416
	Lennar Corp. Class A	6,901	353
*	Liberty Global plc	9,400	329
	Aramark	7,900	291
*	Liberty Media Corp-Liberty
	SiriusXM Class C	7,500	291
*	Ulta Beauty Inc.	1,000	285
*	Liberty Ventures Class A	6,000	267
*	Liberty Expedia Holdings Inc.
	Class A	4,364	199
*	Liberty Media Corp-Liberty
	SiriusXM Class A	4,300	167
*	Isle of Capri Casinos Inc.	5,927	156
*	ServiceMaster Global
	Holdings Inc.	3,700	155
*	Hyatt Hotels Corp. Class A	2,800	151
	VF Corp.	2,600	143
	International Game
	Technology plc	5,700	135
*	O’Reilly Automotive Inc.	500	135
	La-Z-Boy Inc.	4,753	128
*	Liberty TripAdvisor Holdings
	Inc. Class A	8,800	124
*	Liberty Media Corp-Liberty
	Formula One Class A	3,700	121
*	Etsy Inc.	11,200	119
*	TopBuild Corp.	2,400	113
	Service Corp. International	3,608	111
*	Crocs Inc.	14,500	103
	Big 5 Sporting Goods Corp.	6,100	92
	Starbucks Corp.	1,510	88
	Rent-A-Center Inc.	8,326	74
*	Liberty Interactive Corp. QVC
	Group Class A	3,500	70
	Sirius XM Holdings Inc.	12,800	66
*	Denny’s Corp.	5,300	66
*	Caesars Entertainment Corp.	6,800	65
	Six Flags Entertainment Corp.	1,000	60
	Libbey Inc.	3,900	57
*	Bravo Brio Restaurant
	Group Inc.	6,912	35
*	La Quinta Holdings Inc.	2,400	32
	Ruth’s Hospitality Group Inc.	1,600	32
	Cinemark Holdings Inc.	700	31
*	MSG Networks Inc.	1,218	28
*	Houghton Mifflin Harcourt Co.	2,687	27
*	Murphy USA Inc.	346	25
	MDC Partners Inc. Class A	2,300	22
*	Liberty Media Corp-Liberty
	Braves	880	21

	Bassett Furniture
	Industries Inc.	689	19
*	Liberty Global PLC LiLAC
	Class A	700	16
*	Biglari Holdings Inc.	34	15
*	Fossil Group Inc.	800	14
*	Bridgepoint Education Inc.	1,300	14
	Caleres Inc.	500	13
	Finish Line Inc. Class A	900	13
	Extended Stay America Inc.	600	10
	CBS Corp. Class B	134	9
*	Monarch Casino & Resort Inc.	300	9
*	Liberty Broadband Corp.	100	9
	Twenty-First Century Fox Inc.
	Class A	233	8
	Tailored Brands Inc.	500	7
	Cato Corp. Class A	271	6
*	Habit Restaurants Inc.
	Class A	280	5
*	Lumber Liquidators
	Holdings Inc.	234	5
*	Tuesday Morning Corp.	1,190	4
	Stein Mart Inc.	1,400	4
*	Horizon Global Corp.	300	4
*	Harte-Hanks Inc.	2,300	3
	Aaron’s Inc.	100	3
*	Vista Outdoor Inc.	136	3
*	tronc Inc.	200	3
	Abercrombie & Fitch Co.	200	2
*	Regis Corp.	200	2
*	Cherokee Inc.	200	2
			822,899
Consumer Staples (8.7%)
	Procter & Gamble Co.	994,183	89,327
	PepsiCo Inc.	702,131	78,540
	Wal-Mart Stores Inc.	984,176	70,939
	Philip Morris
	International Inc.	542,341	61,230
	Altria Group Inc.	838,782	59,906
	Coca-Cola Co.	1,032,777	43,831
	Kraft Heinz Co.	350,900	31,865
	Walgreens Boots
	Alliance Inc.	330,423	27,442
	Conagra Brands Inc.	673,348	27,163
	Kimberly-Clark Corp.	160,818	21,168
	Tyson Foods Inc. Class A	338,741	20,904
	CVS Health Corp.	261,540	20,531
	Colgate-Palmolive Co.	271,468	19,869
	Molson Coors Brewing
	Co. Class B	142,298	13,619
	Campbell Soup Co.	155,963	8,927
	Clorox Co.	54,043	7,287
	General Mills Inc.	115,620	6,823
	Dr Pepper Snapple
	Group Inc.	65,403	6,404

Growth and Income Fund

			Market
			Value•
		Shares	($000)
	Kroger Co.	216,400	6,382
	Hershey Co.	55,255	6,037
	Mondelez International Inc.
	Class A	94,860	4,087
	Lamb Weston Holdings Inc.	85,459	3,594
	Costco Wholesale Corp.	15,020	2,519
	Constellation Brands Inc.
	Class A	8,860	1,436
	McCormick & Co. Inc.	5,000	488
*	US Foods Holding Corp.	8,800	246
	Archer-Daniels-Midland Co.	5,200	239
	Pilgrim’s Pride Corp.	9,400	212
*	Adecoagro SA	8,700	100
	John B Sanfilippo & Son Inc.	745	55
*	Central Garden & Pet Co.
	Class A	700	24
*	Herbalife Ltd.	400	23
	Lancaster Colony Corp.	146	19
	Estee Lauder Cos. Inc.
	Class A	200	17
*	Nomad Foods Ltd.	1,200	14
	Kellogg Co.	181	13
*	USANA Health Sciences Inc.	200	11
*	Monster Beverage Corp.	140	6
*	Chefs’ Warehouse Inc.	294	4
*	Natural Grocers by Vitamin
	Cottage Inc.	200	2
			641,303
Energy (5.4%)
	Exxon Mobil Corp.	946,752	77,643
	Chevron Corp.	386,827	41,534
	ConocoPhillips	444,041	22,144
*	Newfield Exploration Co.	565,103	20,858
	Phillips 66	251,953	19,960
	Devon Energy Corp.	429,997	17,939
	Cimarex Energy Co.	136,393	16,298
*,^	Chesapeake Energy Corp.	2,485,400	14,763
	Anadarko Petroleum Corp.	237,100	14,700
*	Southwestern Energy Co.	1,682,110	13,743
	ONEOK Inc.	235,616	13,063
	Williams Cos. Inc.	418,130	12,372
	Apache Corp.	233,201	11,984
	Kinder Morgan Inc.	509,710	11,081
*	TechnipFMC plc	300,157	9,755
*,^	Diamond Offshore
	Drilling Inc.	562,766	9,404
	Occidental Petroleum Corp.	140,000	8,870
	Tesoro Corp.	107,990	8,754
	Schlumberger Ltd.	109,819	8,577
*	Transocean Ltd.	637,053	7,931
	Baker Hughes Inc.	127,400	7,621
	Valero Energy Corp.	108,799	7,212
	EQT Corp.	60,300	3,684
	Marathon Petroleum Corp.	67,466	3,410
*	Energen Corp.	59,700	3,250

	Cabot Oil & Gas Corp.	118,600	2,836
	Halliburton Co.	46,800	2,303
	Ensco plc Class A	182,610	1,634
	Noble Corp. plc	202,200	1,252
	EOG Resources Inc.	12,800	1,249
	Noble Energy Inc.	19,700	676
	US Silica Holdings Inc.	12,300	590
	Enbridge Inc.	13,900	582
*	QEP Resources Inc.	31,200	397
*	Denbury Resources Inc.	134,700	347
*	CONSOL Energy Inc.	19,500	327
*	Whiting Petroleum Corp.	22,300	211
	Cenovus Energy Inc.	15,720	178
*	McDermott International Inc.	16,559	112
	Cosan Ltd.	11,700	100
	Patterson-UTI Energy Inc.	3,726	90
	Nabors Industries Ltd.	6,600	86
*	RSP Permian Inc.	1,900	79
*	Kosmos Energy Ltd.	11,585	77
*	Dril-Quip Inc.	1,400	76
	Golar LNG Partners LP	3,353	75
*	Exterran Corp.	2,348	74
	Archrock Inc.	4,100	51
*	CARBO Ceramics Inc.	3,200	42
*	Matrix Service Co.	1,800	30
	Frank’s International NV	2,800	30
*	WPX Energy Inc.	2,200	29
	Aegean Marine Petroleum
	Network Inc.	2,300	28
	Golar LNG Ltd.	900	25
*,^	Keane Group Inc.	1,482	21
	Marathon Oil Corp.	928	15
	EnLink Midstream LLC	700	14
	Oceaneering International Inc.	500	14
*	Oasis Petroleum Inc.	800	11
*	Pioneer Energy Services Corp.	2,600	10
*	Gulfport Energy Corp.	100	2
*	Tidewater Inc.	764	1
			400,224
Financials (14.9%)
	Bank of America Corp.	4,214,532	99,421
	JPMorgan Chase & Co.	1,048,933	92,138
	Citigroup Inc.	1,482,334	88,673
	Wells Fargo & Co.	1,425,824	79,361
	Prudential Financial Inc.	466,442	49,760
*	Berkshire Hathaway Inc.
	Class B	289,957	48,330
	Goldman Sachs Group Inc.	196,643	45,173
	Capital One Financial Corp.	361,890	31,361
	Chubb Ltd.	206,517	28,138
	Morgan Stanley	656,046	28,105
	Synchrony Financial	761,916	26,134
	Bank of New York Mellon
	Corp.	493,325	23,300
	S&P Global Inc.	157,416	20,581

Growth and Income Fund

			Market
			Value•
		Shares	($000)
	Progressive Corp.	507,605	19,888
	Lincoln National Corp.	292,150	19,121
	Principal Financial
	Group Inc.	286,330	18,070
	Aflac Inc.	242,856	17,588
	Ameriprise Financial Inc.	130,224	16,887
	Marsh & McLennan
	Cos. Inc.	222,870	16,468
	MetLife Inc.	303,234	16,017
*	E*TRADE Financial Corp.	457,990	15,979
	Discover Financial Services	222,939	15,247
	Unum Group	324,303	15,207
	Hartford Financial Services
	Group Inc.	304,236	14,625
	American Express Co.	178,650	14,133
	People’s United
	Financial Inc.	775,602	14,116
	Navient Corp.	931,477	13,749
	Fifth Third Bancorp	532,319	13,521
	Moody’s Corp.	114,400	12,817
	Intercontinental
	Exchange Inc.	208,500	12,483
	Travelers Cos. Inc.	102,102	12,307
	US Bancorp	198,400	10,218
	Assurant Inc.	105,528	10,096
	Leucadia National Corp.	388,206	10,093
	BlackRock Inc.	24,980	9,580
	Allstate Corp.	115,440	9,407
	American International
	Group Inc.	144,869	9,044
	Willis Towers Watson plc	68,867	9,014
	CME Group Inc.	72,500	8,613
	Huntington Bancshares Inc.	635,137	8,504
	M&T Bank Corp.	48,904	7,567
	SunTrust Banks Inc.	124,710	6,896
	Torchmark Corp.	81,420	6,273
	Regions Financial Corp.	403,904	5,869
	Cincinnati Financial Corp.	66,979	4,841
	Zions Bancorporation	110,800	4,654
	First Horizon National Corp.	241,693	4,471
	Voya Financial Inc.	104,800	3,978
	Franklin Resources Inc.	91,610	3,860
	East West Bancorp Inc.	52,800	2,725
	Loews Corp.	58,030	2,714
	PNC Financial Services
	Group Inc.	19,300	2,321
	Comerica Inc.	33,200	2,277
	Northern Trust Corp.	15,580	1,349
	Popular Inc.	32,600	1,328
*	Arch Capital Group Ltd.	14,000	1,327
	XL Group Ltd.	32,650	1,301
	Aspen Insurance
	Holdings Ltd.	24,351	1,267
	Ares Capital Corp.	71,000	1,234
	Invesco Ltd.	38,800	1,188
	Nasdaq Inc.	17,000	1,181

	American Equity Investment
	Life Holding Co.	24,892	588
	Assured Guaranty Ltd.	15,700	583
	Great Western Bancorp Inc.	13,137	557
	TCF Financial Corp.	27,600	470
	Reinsurance Group of
	America Inc. Class A	3,400	432
^	Prospect Capital Corp.	43,100	390
*	Flagstar Bancorp Inc.	13,700	386
	First Midwest Bancorp Inc.	14,300	339
	FNF Group	8,400	327
	Argo Group International
	Holdings Ltd.	4,200	285
	Apollo Investment Corp.	42,700	280
*	First BanCorp	47,700	270
	Old Republic International
	Corp.	12,800	262
	Synovus Financial Corp.	6,161	253
	KeyCorp	12,447	221
	Beneficial Bancorp Inc.	13,200	211
*	Texas Capital Bancshares Inc.	2,445	204
	Primerica Inc.	2,200	181
	Raymond James Financial Inc.	2,300	175
	Umpqua Holdings Corp.	7,800	138
	Federated Investors Inc.
	Class B	4,700	124
	UMB Financial Corp.	1,600	121
	WR Berkley Corp.	1,600	113
	Kearny Financial Corp.	6,921	104
	Wintrust Financial Corp.	1,476	102
	Hanover Insurance Group Inc.	1,100	99
	AmTrust Financial
	Services Inc.	5,200	96
	Nelnet Inc. Class A	2,100	92
	Greenhill & Co. Inc.	2,999	88
	Banner Corp.	1,500	83
	Meridian Bancorp Inc.	4,000	73
	Blackstone Mortgage Trust
	Inc. Class A	2,255	70
	FNB Corp.	4,300	64
*	Essent Group Ltd.	1,700	62
	Erie Indemnity Co. Class A	500	61
	Fifth Street Finance Corp.	12,600	58
	Financial Engines Inc.	1,319	57
*	Donnelley Financial
	Solutions Inc.	2,900	56
	Bank of NT Butterfield &
	Son Ltd.	1,600	51
	Brookline Bancorp Inc.	3,200	50
	Preferred Bank	788	42
	First Financial Bancorp	1,427	39
	Heritage Financial Corp.	1,488	37
	Employers Holdings Inc.	888	34
	Berkshire Hills Bancorp Inc.	800	29
	CNO Financial Group Inc.	1,400	29
*	eHealth Inc.	2,200	27

Growth and Income Fund

			Market
			Value•
		Shares	($000)
	NewStar Financial Inc.	2,500	26
	Arbor Realty Trust Inc.	2,861	24
*	KCG Holdings Inc. Class A	1,300	23
*	MFC Bancorp Ltd.	12,300	22
	OneBeacon Insurance Group
	Ltd. Class A	1,362	22
	WisdomTree
	Investments Inc.	2,400	22
	Medley Capital Corp.	2,500	19
	State Street Corp.	240	19
	BlackRock Capital Investment
	Corp.	2,516	19
	ProAssurance Corp.	300	18
*	Third Point Reinsurance Ltd.	1,241	15
	New Mountain Finance Corp.	900	13
	BankFinancial Corp.	721	10
	Southwest Bancorp Inc.	400	10
*	World Acceptance Corp.	200	10
	TICC Capital Corp.	1,300	10
	KCAP Financial Inc.	2,357	10
*	OneMain Holdings Inc.
	Class A	365	9
	Opus Bank	400	8
	THL Credit Inc.	807	8
*	Seacoast Banking Corp. of
	Florida	300	7
	PJT Partners Inc.	200	7
	Newtek Business Services
	Corp.	400	7
*	FCB Financial Holdings Inc.
	Class A	100	5
	Garrison Capital Inc.	500	5
	OFG Bancorp	300	4
	AG Mortgage Investment
	Trust Inc.	196	4
	Boston Private Financial
	Holdings Inc.	200	3
	First American Financial Corp.	80	3
			1,100,663
Health Care (13.2%)
	Johnson & Johnson	1,219,263	151,859
	Merck & Co. Inc.	1,236,326	78,556
	Pfizer Inc.	1,665,095	56,963
	Eli Lilly & Co.	661,565	55,644
	UnitedHealth Group Inc.	294,265	48,262
	Amgen Inc.	290,192	47,612
	Bristol-Myers Squibb Co.	793,169	43,133
	Gilead Sciences Inc.	554,245	37,644
	AbbVie Inc.	525,764	34,259
	Anthem Inc.	196,994	32,579
	Aetna Inc.	231,188	29,488
	Baxter International Inc.	460,334	23,873
	Medtronic plc	262,720	21,165
*	HCA Holdings Inc.	237,641	21,148
*	Biogen Inc.	76,903	21,027

	Allergan plc	86,750	20,726
*	Express Scripts Holding Co.	309,301	20,386
	McKesson Corp.	132,400	19,630
	Cigna Corp.	132,540	19,416
	Abbott Laboratories	413,289	18,354
*	Celgene Corp.	129,700	16,139
*	DaVita Inc.	227,060	15,433
	Cardinal Health Inc.	189,140	15,424
*	IDEXX Laboratories Inc.	79,800	12,338
*	Centene Corp.	140,430	10,007
	AmerisourceBergen Corp.
	Class A	108,542	9,606
	Humana Inc.	44,700	9,214
*	Boston Scientific Corp.	343,205	8,535
*	Hologic Inc.	159,900	6,804
	Agilent Technologies Inc.	128,400	6,788
*	Laboratory Corp. of America
	Holdings	39,610	5,683
	Patterson Cos. Inc.	124,120	5,614
	Zimmer Biomet Holdings Inc.	35,600	4,347
	CR Bard Inc.	15,701	3,902
*	Intuitive Surgical Inc.	4,834	3,705
*	Alexion Pharmaceuticals Inc.	24,933	3,023
	Universal Health Services
	Inc. Class B	23,200	2,887
*	Clovis Oncology Inc.	39,938	2,543
*	Mallinckrodt plc	56,630	2,524
	Danaher Corp.	28,502	2,438
*	Edwards Lifesciences Corp.	25,450	2,394
*	Mylan NV	54,780	2,136
*	Quintiles IMS Holdings Inc.	20,400	1,643
*	TESARO Inc.	8,594	1,322
*	Myriad Genetics Inc.	56,000	1,075
*	Alnylam Pharmaceuticals Inc.	19,500	999
*	Molina Healthcare Inc.	19,700	898
*	Bioverativ Inc.	16,250	885
	Zoetis Inc.	14,370	767
*	Charles River Laboratories
	International Inc.	8,100	729
*	Intrexon Corp.	34,200	678
	PerkinElmer Inc.	10,878	632
*	Puma Biotechnology Inc.	16,409	610
	Dentsply Sirona Inc.	8,615	538
*	INC Research Holdings Inc.
	Class A	9,700	445
*	QIAGEN NV	13,900	403
*	United Therapeutics Corp.	2,400	325
	Bruker Corp.	13,800	322
*	PTC Therapeutics Inc.	27,436	270
	Owens & Minor Inc.	7,700	266
*	Momenta
	Pharmaceuticals Inc.	19,400	259
*	OraSure Technologies Inc.	20,000	259
*	Allscripts Healthcare
	Solutions Inc.	19,852	252

Growth and Income Fund

			Market
			Value•
		Shares	($000)
*	Portola Pharmaceuticals Inc.	6,200	243
*	Amicus Therapeutics Inc.	31,500	225
	Invacare Corp.	17,600	209
*	Acorda Therapeutics Inc.	9,748	205
*	BioCryst Pharmaceuticals Inc.	23,200	195
*	Innoviva Inc.	12,800	177
*	Novavax Inc.	109,400	140
*	Insulet Corp.	3,100	134
*	PAREXEL International Corp.	2,000	126
*	Ophthotech Corp.	32,400	119
	Hill-Rom Holdings Inc.	1,600	113
	Thermo Fisher Scientific Inc.	700	107
*	Alere Inc.	2,600	103
*	Coherus Biosciences Inc.	4,700	99
*	Rockwell Medical Inc.	15,536	97
*	Lexicon Pharmaceuticals Inc.	6,500	93
*	La Jolla Pharmaceutical Co.	3,000	90
*	Chimerix Inc.	12,000	77
*	Radius Health Inc.	1,900	73
*	VWR Corp.	2,500	70
*	VCA Inc.	700	64
*	Triple-S Management Corp.
	Class B	3,400	60
*	Calithera Biosciences Inc.	4,900	57
*	Editas Medicine Inc.	2,500	56
*	Rigel Pharmaceuticals Inc.	16,667	55
*	AMAG Pharmaceuticals Inc.	2,300	52
*	Brookdale Senior Living Inc.	3,300	44
	STERIS plc	600	42
*	LivaNova plc	800	39
*,^	MannKind Corp.	25,800	38
*	Dynavax Technologies Corp.	6,100	36
*	Enzo Biochem Inc.	4,300	36
*	Vanda Pharmaceuticals Inc.	2,500	35
*	Karyopharm Therapeutics Inc.	2,719	35
*	BioTelemetry Inc.	1,100	32
*,^	Adeptus Health Inc. Class A	16,100	29
*,^	Tokai Pharmaceuticals Inc.	32,200	27
*	Concert Pharmaceuticals Inc.	1,500	26
*	Seres Therapeutics Inc.	2,200	25
	Luminex Corp.	1,129	21
*	Syneron Medical Ltd.	1,900	20
*	Intra-Cellular Therapies Inc.
	Class A	1,181	19
	HealthSouth Corp.	400	17
*	Advaxis Inc.	2,000	16
*	Immunomedics Inc.	2,419	16
*	Agenus Inc.	4,000	15
*	Magellan Health Inc.	185	13
*	Varex Imaging Corp.	359	12
*	Vertex Pharmaceuticals Inc.	100	11
	PDL BioPharma Inc.	4,400	10
*	NanoString Technologies Inc.	500	10
*	NewLink Genetics Corp.	400	10
*	ArQule Inc.	8,649	9

*	Infinity Pharmaceuticals Inc.	2,400	8
*	OvaScience Inc.	4,000	7
*	Pain Therapeutics Inc.	7,678	7
*	Insys Therapeutics Inc.	500	5
*	Mirati Therapeutics Inc.	855	4
*	Neurocrine Biosciences Inc.	98	4
*	AquaBounty Technologies Inc. 371		4
*	Quorum Health Corp.	658	4
*	Quality Systems Inc.	200	3
*	GTx Inc.	448	2
*	Aratana Therapeutics Inc.	397	2
			970,517
Industrials (9.8%)
	General Electric Co.	3,144,928	93,719
	Delta Air Lines Inc.	769,842	35,382
	Boeing Co.	185,960	32,889
	Honeywell International Inc.	219,228	27,375
	General Dynamics Corp.	144,360	27,024
*	United Continental
	Holdings Inc.	370,697	26,186
	United Technologies Corp.	218,240	24,489
	American Airlines
	Group Inc.	537,416	22,733
	United Parcel Service Inc.
	Class B	198,897	21,342
	Waste Management Inc.	276,540	20,165
	L3 Technologies Inc.	121,997	20,165
	Lockheed Martin Corp.	74,436	19,919
	Raytheon Co.	129,590	19,762
	Ingersoll-Rand plc	216,380	17,596
	Stanley Black & Decker Inc.	129,780	17,244
*	United Rentals Inc.	130,510	16,320
	Emerson Electric Co.	272,000	16,282
	Union Pacific Corp.	142,300	15,072
	Deere & Co.	131,612	14,327
	Parker-Hannifin Corp.	89,140	14,291
	Northrop Grumman Corp.	57,343	13,638
	Eaton Corp. plc	180,267	13,367
	Cintas Corp.	101,043	12,786
	Cummins Inc.	84,483	12,774
	Dun & Bradstreet Corp.	118,060	12,743
	3M Co.	62,248	11,910
	Rockwell Automation Inc.	70,700	11,009
	Allison Transmission
	Holdings Inc.	301,419	10,869
	Southwest Airlines Co.	188,570	10,138
	Masco Corp.	256,444	8,717
	Illinois Tool Works Inc.	59,550	7,889
	Spirit AeroSystems
	Holdings Inc. Class A	128,600	7,449
	Fortive Corp.	107,651	6,483
	Caterpillar Inc.	68,211	6,327
	KAR Auction Services Inc.	142,300	6,214
	Allegion plc	79,642	6,029

Growth and Income Fund

			Market
			Value•
		Shares	($000)
	Jacobs Engineering
	Group Inc.	97,659	5,399
	Kansas City Southern	61,600	5,283
	Equifax Inc.	35,440	4,846
	AMETEK Inc.	75,482	4,082
	Xylem Inc.	58,477	2,937
	Republic Services Inc.
	Class A	44,850	2,817
	Snap-on Inc.	15,580	2,628
	Nielsen Holdings plc	63,060	2,605
	Arconic Inc.	95,400	2,513
*	Verisk Analytics Inc. Class A	30,170	2,448
	Fortune Brands Home &
	Security Inc.	34,700	2,111
	Pentair plc	30,900	1,940
	Fluor Corp.	35,550	1,871
*	Stericycle Inc.	22,479	1,863
	Ryder System Inc.	23,700	1,788
*	Quanta Services Inc.	47,900	1,778
*	WABCO Holdings Inc.	11,100	1,303
	Pitney Bowes Inc.	96,620	1,267
	Owens Corning	18,500	1,135
	BWX Technologies Inc.	22,600	1,076
	Carlisle Cos. Inc.	7,447	792
	Expeditors International of
	Washington Inc.	13,105	740
*	AerCap Holdings NV	14,835	682
*	Continental Building
	Products Inc.	27,600	676
*	HD Supply Holdings Inc.	16,100	662
	Insperity Inc.	7,300	647
*	RPX Corp.	53,100	637
	Trinity Industries Inc.	23,100	613
	Hubbell Inc. Class B	4,900	588
	Orbital ATK Inc.	5,600	549
	CH Robinson Worldwide Inc.	7,100	549
*	Moog Inc. Class A	7,800	525
	CSX Corp.	10,415	485
*	SPX Corp.	16,200	393
	Brady Corp. Class A	9,300	359
	Huntington Ingalls
	Industries Inc.	1,700	340
*	Armstrong World
	Industries Inc.	7,200	332
*	Babcock & Wilcox
	Enterprises Inc.	33,200	310
	Regal Beloit Corp.	3,932	297
	PACCAR Inc.	3,900	262
	Knoll Inc.	9,200	219
*	Kratos Defense & Security
	Solutions Inc.	26,700	208
*	MRC Global Inc.	9,300	170
*	TransUnion	4,200	161
*	NCI Building Systems Inc.	9,030	155

	Timken Co.	3,400	154
*	Sensata Technologies
	Holding NV	3,300	144
	Triumph Group Inc.	5,495	142
	Canadian Pacific Railway Ltd.	960	141
	Albany International Corp.	2,500	115
	West Corp.	4,400	107
	Federal Signal Corp.	7,700	106
	Roper Technologies Inc.	473	98
*	SPX FLOW Inc.	2,800	97
*	Mistras Group Inc.	4,486	96
*	Masonite International Corp.	1,200	95
	Quad/Graphics Inc.	3,643	92
*	NOW Inc.	5,417	92
	Crane Co.	1,200	90
	Covanta Holding Corp.	5,492	86
	Essendant Inc.	4,723	72
*	Hub Group Inc. Class A	1,400	65
*	Armstrong Flooring Inc.	3,500	64
*	USG Corp.	2,014	64
*	Civeo Corp.	20,300	61
*	JELD-WEN Holding Inc.	1,800	59
*	Rexnord Corp.	2,500	58
*	Beacon Roofing Supply Inc.	1,100	54
	RR Donnelley & Sons Co.	4,300	52
	Barnes Group Inc.	900	46
	ManpowerGroup Inc.	400	41
*	ARC Document Solutions Inc.	11,400	39
*	TrueBlue Inc.	1,400	38
*	MYR Group Inc.	800	33
	Chicago Bridge & Iron Co. NV	1,000	31
	Watsco Inc.	200	29
*	Navigant Consulting Inc.	1,200	27
	LB Foster Co. Class A	2,100	26
	Global Brass & Copper
	Holdings Inc.	700	24
	Werner Enterprises Inc.	900	24
*	Atkore International Group Inc. 800		21
	Johnson Controls
	International plc	496	21
	LSC Communications Inc.	800	20
*	Huron Consulting Group Inc.	400	17
	EnerSys	200	16
	Textainer Group Holdings Ltd.	1,000	15
	Steelcase Inc. Class A	700	12
	Ennis Inc.	500	9
*	JetBlue Airways Corp.	400	8
*	Harsco Corp.	600	8
	AGCO Corp.	100	6
*	DXP Enterprises Inc.	157	6
*	Roadrunner Transportation
	Systems Inc.	300	2
			726,388

Growth and Income Fund

			Market
			Value•
		Shares	($000)
Information Technology (22.3%)
	Apple Inc.	2,064,829	296,633
	Microsoft Corp.	2,363,353	155,650
*	Alphabet Inc. Class C	112,796	93,571
*	Facebook Inc. Class A	615,196	87,389
	International Business
	Machines Corp.	495,131	86,222
*	Alphabet Inc. Class A	97,830	82,940
	Cisco Systems Inc.	1,418,941	47,960
	Symantec Corp.	1,279,446	39,253
	Intel Corp.	1,081,937	39,025
	Mastercard Inc. Class A	346,501	38,971
	QUALCOMM Inc.	659,123	37,794
	Applied Materials Inc.	910,782	35,429
	NVIDIA Corp.	298,378	32,502
	Visa Inc. Class A	358,285	31,841
	HP Inc.	1,662,037	29,717
	Texas Instruments Inc.	359,554	28,966
	Seagate Technology plc	595,634	27,357
*	Teradata Corp.	850,120	26,456
*	Citrix Systems Inc.	278,291	23,207
	Accenture plc Class A	191,998	23,017
*	Micron Technology Inc.	777,910	22,482
	Lam Research Corp.	171,040	21,955
*	F5 Networks Inc.	141,997	20,245
	Fidelity National Information
	Services Inc.	252,609	20,113
	Western Digital Corp.	210,762	17,394
*,^	VeriSign Inc.	199,260	17,358
	Hewlett Packard
	Enterprise Co.	721,646	17,103
	CSRA Inc.	546,661	16,012
	Motorola Solutions Inc.	174,081	15,009
	Computer Sciences Corp.	215,580	14,877
	NetApp Inc.	340,090	14,233
*	Electronic Arts Inc.	154,600	13,840
	Analog Devices Inc.	151,816	12,441
	Western Union Co.	599,314	12,196
	Intuit Inc.	103,587	12,015
	Paychex Inc.	170,567	10,046
	Juniper Networks Inc.	340,248	9,469
	Corning Inc.	308,575	8,332
	Oracle Corp.	179,985	8,029
	Harris Corp.	64,823	7,213
*	eBay Inc.	210,390	7,063
	KLA-Tencor Corp.	72,000	6,845
	TE Connectivity Ltd.	85,600	6,381
	Xilinx Inc.	106,730	6,179
	CA Inc.	172,319	5,466
	Total System Services Inc.	99,200	5,303
*	Cognizant Technology
	Solutions Corp. Class A	66,340	3,949
*	Adobe Systems Inc.	29,400	3,826
*,^	VMware Inc. Class A	41,200	3,796
	Skyworks Solutions Inc.	37,670	3,691
*	CoreLogic Inc.	85,700	3,490

	FLIR Systems Inc.	94,960	3,445
*	PayPal Holdings Inc.	74,190	3,192
*	Fiserv Inc.	26,278	3,030
*	Synopsys Inc.	41,127	2,966
*	Versum Materials Inc.	82,328	2,519
	Alliance Data Systems Corp.	9,840	2,450
	LogMeIn Inc.	21,961	2,141
*	Flex Ltd.	66,900	1,124
	Amdocs Ltd.	17,600	1,073
*	Conduent Inc.	52,920	888
*	MicroStrategy Inc. Class A	4,701	883
*	Yahoo! Inc.	14,960	694
*	CommScope Holding
	Co. Inc.	16,200	676
*	IAC/InterActiveCorp	8,200	605
	Genpact Ltd.	23,200	574
*	InterXion Holding NV	12,800	506
*	Mellanox Technologies Ltd.	8,200	418
*	Wix.com Ltd.	5,300	360
*	Take-Two Interactive
	Software Inc.	5,600	332
*	Photronics Inc.	26,839	287
	InterDigital Inc.	2,900	250
*	Cadence Design Systems Inc.	7,800	245
	Marvell Technology
	Group Ltd.	15,800	241
*	Nuance Communications Inc.	12,900	223
*	Yelp Inc. Class A	6,700	219
*	NCR Corp.	4,700	215
	Sabre Corp.	9,800	208
*	Kulicke & Soffa Industries Inc. 10,100		205
	Xperi Corp.	6,000	204
*	RetailMeNot Inc.	24,647	200
	Maxim Integrated
	Products Inc.	4,400	198
*	Bankrate Inc.	20,300	196
*	Zynga Inc. Class A	68,700	196
*	Tower Semiconductor Ltd.	8,300	191
	Teradyne Inc.	5,773	180
*	CommVault Systems Inc.	3,100	157
	Logitech International SA	4,700	150
*	Keysight Technologies Inc.	4,100	148
*	Net 1 UEPS Technologies Inc. 11,900		146
*	Sohu.com Inc.	3,595	141
*	Shutterstock Inc.	3,400	141
*	Synaptics Inc.	2,700	134
*	Rudolph Technologies Inc.	5,793	130
*	First Data Corp. Class A	8,300	129
*	Qorvo Inc.	1,700	117
	Dolby Laboratories Inc.
	Class A	1,500	79
*	Control4 Corp.	4,500	71
*	EchoStar Corp. Class A	1,200	68
	Booz Allen Hamilton
	Holding Corp. Class A	1,900	67

Growth and Income Fund

			Market
			Value•
		Shares	($000)
*	Alpha & Omega
	Semiconductor Ltd.	3,900	67
*	Blucora Inc.	3,491	60
*	Euronet Worldwide Inc.	700	60
*	Calix Inc.	8,061	58
	NVE Corp.	682	56
*	Advanced Energy
	Industries Inc.	790	54
	NIC Inc.	2,616	53
	Brooks Automation Inc.	2,200	49
	Amphenol Corp. Class A	664	47
*	II-VI Inc.	1,287	46
*	DHI Group Inc.	11,400	45
*	Sonus Networks Inc.	6,700	44
*	Rubicon Project Inc.	7,369	43
*	A10 Networks Inc.	4,600	42
*	CommerceHub Inc.	2,700	42
*	NetScout Systems Inc.	1,100	42
*	Semtech Corp.	1,201	41
*	TechTarget Inc.	4,200	38
	EVERTEC Inc.	2,300	37
	Vishay Intertechnology Inc.	2,200	36
*	MagnaChip Semiconductor
	Corp.	3,400	32
*	ARRIS International plc	1,200	32
*	XO Group Inc.	1,821	31
*	Atlassian Corp. plc Class A	1,000	30
*	Endurance International
	Group Holdings Inc.	3,813	30
*	Aspen Technology Inc.	500	29
*	Zix Corp.	5,500	26
	CPI Card Group Inc.	6,100	26
*	Kemet Corp.	2,000	24
*	GrubHub Inc.	700	23
*	CommerceHub Inc. Class A	1,350	21
*	Barracuda Networks Inc.	900	21
	Automatic Data Processing Inc.	200	20
*	Amkor Technology Inc.	1,700	20
*	Ixia	900	18
*	Red Hat Inc.	200	17
*	ShoreTel Inc.	2,643	16
	Leidos Holdings Inc.	300	15
	CDK Global Inc.	200	13
	Convergys Corp.	600	13
	Daktronics Inc.	1,200	11
*	Sanmina Corp.	265	11
*	Fortinet Inc.	200	8
*	Applied Optoelectronics Inc.	100	6
*	Bazaarvoice Inc.	1,299	6
*	WebMD Health Corp.	100	5
*	Care.com Inc.	400	5
*	2U Inc.	100	4
*	Web.com Group Inc.	200	4
*	FireEye Inc.	300	4
	Progress Software Corp.	100	3

*	Cree Inc.	100	3
*	Dell Technologies Inc.
	Class V	18	1
*	Ciber Inc.	1,744	1
			1,644,752
Materials (3.1%)
	Dow Chemical Co.	332,193	21,107
	LyondellBasell Industries
	NV Class A	201,656	18,389
*	Freeport-McMoRan Inc.	1,320,303	17,639
	Sealed Air Corp.	335,210	14,608
*	Owens-Illinois Inc.	593,100	12,087
	Eastman Chemical Co.	148,871	12,029
	Albemarle Corp.	113,800	12,022
	Praxair Inc.	96,440	11,438
	Air Products &
	Chemicals Inc.	72,067	9,750
	Monsanto Co.	84,700	9,588
	EI du Pont de Nemours
	& Co.	118,586	9,526
	Ecolab Inc.	72,100	9,037
	Avery Dennison Corp.	111,222	8,964
	FMC Corp.	108,166	7,527
	Mosaic Co.	224,440	6,549
	PPG Industries Inc.	60,560	6,364
	Newmont Mining Corp.	190,266	6,271
	Nucor Corp.	84,836	5,066
	WestRock Co.	96,200	5,005
	United States Steel Corp.	130,800	4,422
	Sherwin-Williams Co.	13,030	4,042
	International Paper Co.	53,242	2,704
*	Alcoa Corp.	77,020	2,649
	Graphic Packaging
	Holding Co.	136,500	1,757
	Steel Dynamics Inc.	48,200	1,675
	CF Industries Holdings Inc.	54,900	1,611
	WR Grace & Co.	19,200	1,338
	Chemours Co.	33,400	1,286
	International Flavors &
	Fragrances Inc.	8,848	1,173
	Celanese Corp. Class A	9,300	836
*	Crown Holdings Inc.	13,300	704
	Ferroglobe plc	44,700	462
	Reliance Steel &
	Aluminum Co.	3,700	296
*	SunCoke Energy Inc.	29,900	268
*	Coeur Mining Inc.	19,200	155
*	AdvanSix Inc.	5,016	137
*	Louisiana-Pacific Corp.	4,700	117
*	Constellium NV Class A	17,600	114
	Tronox Ltd. Class A	6,000	111
	Allegheny Technologies Inc.	6,100	110
	Mercer International Inc.	7,600	89
	Schweitzer-Mauduit
	International Inc.	1,200	50

Growth and Income Fund

			Market
			Value•
		Shares	($000)
*	TimkenSteel Corp.	2,600	49
	Orion Engineered Carbons SA	2,088	43
*	Axalta Coating Systems Ltd.	1,200	39
	KMG Chemicals Inc.	600	28
*	Ryerson Holding Corp.	1,900	24
*	New Gold Inc.	8,000	24
	Israel Chemicals Ltd.	3,500	15
	Materion Corp.	299	10
*	GCP Applied Technologies Inc.	300	10
*	Cliffs Natural Resources Inc.	1,000	8
*	Core Molding
	Technologies Inc.	200	4
*	Ferroglobe R&W Trust	48,731	—
			229,326
Other (0.2%)
	SPDR S&P500 ETF Trust	50,400	11,881
*	Safeway Inc CVR (Casa Ley)
	Exp. 01/30/2018	75,810	10
*	Safeway Inc CVR (PDC)
	Exp. 01/30/2019	75,810	4
			11,895
Real Estate (2.2%)
	Prologis Inc.	499,511	25,915
	HCP Inc.	598,372	18,717
	Crown Castle International
	Corp.	183,310	17,314
	Host Hotels & Resorts Inc.	750,862	14,011
	SL Green Realty Corp.	117,200	12,496
	Kimco Realty Corp.	425,290	9,395
	Realogy Holdings Corp.	283,800	8,454
	Welltower Inc.	102,200	7,238
	Public Storage	28,020	6,134
	Weyerhaeuser Co.	174,535	5,931
	Simon Property Group Inc.	30,607	5,265
	Equity Residential	77,549	4,825
*	GGP Inc.	198,720	4,606
	Equity LifeStyle
	Properties Inc.	42,500	3,275
	Macerich Co.	46,647	3,004
*	CBRE Group Inc. Class A	83,650	2,910
*	Equity Commonwealth	64,300	2,007
	Hudson Pacific
	Properties Inc.	28,340	982
	AvalonBay Communities Inc.	5,165	948
	Four Corners Property
	Trust Inc.	28,894	660
	Federal Realty Investment
	Trust	4,934	659
	Sunstone Hotel Investors Inc.	37,969	582
	Paramount Group Inc.	35,750	579
	Vornado Realty Trust	4,400	441
	Retail Properties of
	America Inc.	28,307	408
	Columbia Property Trust Inc.	15,000	334
	Apple Hospitality REIT Inc.	15,400	294

	LaSalle Hotel Properties	9,800	284
	Omega Healthcare
	Investors Inc.	8,100	267
	Brixmor Property Group Inc. 9,600		206
	Care Capital Properties Inc.	7,500	201
	American Assets Trust Inc.	4,555	191
	Outfront Media Inc.	7,000	186
	InfraREIT Inc.	8,257	149
	Camden Property Trust	700	56
	Ryman Hospitality
	Properties Inc.	900	56
	Ramco-Gershenson
	Properties Trust	3,400	48
	Parkway Inc.	2,000	40
	Sun Communities Inc.	400	32
	Community Healthcare
	Trust Inc.	900	21
	Chesapeake Lodging Trust	729	17
	Terreno Realty Corp.	360	10
	Forest City Realty Trust Inc.
	Class A	400	9
	UMH Properties Inc.	400	6
	Hersha Hospitality Trust
	Class A	300	6
			159,169
Telecommunication Services (2.4%)
	AT&T Inc.	2,834,107	117,757
	Verizon
	Communications Inc.	1,263,814	61,611
*	Level 3
	Communications Inc.	8,900	509
*,^	Globalstar Inc.	148,500	238
*	Zayo Group Holdings Inc.	3,700	122
*	United States Cellular Corp.	417	15
			180,252
Utilities (3.5%)
	FirstEnergy Corp.	1,081,506	34,414
	PG&E Corp.	404,710	26,857
	NextEra Energy Inc.	198,220	25,445
	CenterPoint Energy Inc.	899,563	24,801
	American Electric Power
	Co. Inc.	313,891	21,071
	AES Corp.	1,572,060	17,576
	Edison International	201,400	16,033
	Exelon Corp.	445,364	16,024
	Entergy Corp.	158,880	12,069
	Southern Co.	217,910	10,848
	Sempra Energy	86,013	9,504
	Ameren Corp.	119,649	6,532
	Duke Energy Corp.	76,090	6,240
	Dominion Resources Inc.	74,984	5,817
	NiSource Inc.	195,720	4,656
	NRG Energy Inc.	198,830	3,718
	Pinnacle West Capital Corp.	41,276	3,442
	SCANA Corp.	52,600	3,437

Growth and Income Fund

			Market
			Value•
		Shares	($000)
	Consolidated Edison Inc.	31,660	2,459
	PPL Corp.	53,875	2,014
	DTE Energy Co.	18,890	1,929
	Public Service Enterprise
	Group Inc.	25,070	1,112
	Eversource Energy	14,050	826
	Avangrid Inc.	9,400	402
*	Atlantic Power Corp.	99,700	264
	Alliant Energy Corp.	3,524	140
	American Water Works
	Co. Inc.	1,330	103
	Atmos Energy Corp.	900	71
	Vectren Corp.	700	41
	Hawaiian Electric
	Industries Inc.	1,200	40
	Chesapeake Utilities Corp.	388	27
	Xcel Energy Inc.	590	26
	MGE Energy Inc.	300	19
	OGE Energy Corp.	400	14
			257,971
Total Common Stocks
(Cost $5,862,881)			7,145,359
Temporary Cash Investments (3.4%)[1]
Money Market Fund (3.3%)
[2,3]	Vanguard Market Liquidity
	Fund, 0.965%	2,437,935	243,842

		Face
		Amount
		($000)
U.S. Government and Agency Obligations (0.1%)
4	United States Treasury Bill,
	0.454%, 4/20/17	2,000	1,999
4	United States Treasury Bill,
	0.601%, 4/27/17	300	300
4	United States Treasury Bill,
	0.574%, 5/11/17	2,000	1,999

		Face	Market
		Amount	Value•
		($000)	($000)
4	United States Treasury Bill,
	0.577%, 5/25/17	1,200	1,199
4	United States Treasury Bill,
	0.516%–0.521%, 6/1/17	800	799
4	United States Treasury Bill,
	0.751%, 6/22/17	100	100
4	United States Treasury Bill,
	0.592%, 7/13/17	100	100
4	United States Treasury Bill,
	0.612%–0.622%, 7/20/17	3,300	3,292
			9,788
Total Temporary Cash Investments
(Cost $253,592)			253,630
Total Investments (100.3%)
(Cost $6,116,473)			7,398,989

			Amount
			($000)
Other Assets and Liabilities (-0.3%)
Other Assets
Investment in VGI			512
Receivables for Investment Securities Sold 25,622
Receivables for Accrued Income			8,281
Receivables for Capital Shares Issued			2,886
Other Assets			53
Total Other Assets			37,354
Liabilities
Payables for Investment
	Securities Purchased		(26,836)
Collateral for Securities on Loan			(13,248)
Payables to Investment Advisor			(1,736)
Payables for Capital Shares Redeemed			(3,063)
Payables to Vanguard			(12,526)
Other Liabilities			(511)
Total Liabilities			(57,920)
Net Assets (100%)			7,378,423

Growth and Income Fund

At March 31, 2017, net assets consisted of:
Amount
($000)
Paid-in Capital	5,902,707
Undistributed Net Investment Income	17,912
Accumulated Net Realized Gains	176,184
Unrealized Appreciation (Depreciation)
Investment Securities	1,282,516
Futures Contracts	(896)
Net Assets	7,378,423

Investor Shares—Net Assets
Applicable to 69,052,060 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	3,010,915
Net Asset Value Per Share—
Investor Shares	$43.60

Admiral Shares—Net Assets
Applicable to 61,348,293 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	4,367,508
Net Asset Value Per Share—
Admiral Shares	$71.19

• See Note A in Notes to Financial Statements.
* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $12,923,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 99.9% and 0.4%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the
7-day yield.
3 Includes $13,248,000 of collateral received for securities on loan.
4 Securities with a value of $9,788,000 have been segregated as initial margin for open futures contracts.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.
See accompanying Notes, which are an integral part of the Financial Statements.

Growth and Income Fund

Statement of Operations

Six Months Ended
March 31, 2017
($000)
Investment Income
Income
Dividends	73,550
Interest[1]	830
Securities Lending—Net	87
Total Income	74,467
Expenses
Investment Advisory Fees—Note B
Basic Fee	3,625
Performance Adjustment	166
The Vanguard Group—Note C
Management and Administrative—Investor Shares	3,055
Management and Administrative—Admiral Shares	2,362
Marketing and Distribution—Investor Shares	248
Marketing and Distribution—Admiral Shares	148
Custodian Fees	118
Shareholders’ Reports—Investor Shares	71
Shareholders’ Reports—Admiral Shares	16
Trustees’ Fees and Expenses	8
Total Expenses	9,817
Net Investment Income	64,650
Realized Net Gain (Loss)
Investment Securities Sold[1]	215,897
Futures Contracts	20,950
Realized Net Gain (Loss)	236,847
Change in Unrealized Appreciation (Depreciation)
Investment Securities	337,375
Futures Contracts	(2,228)
Change in Unrealized Appreciation (Depreciation)	335,147
Net Increase (Decrease) in Net Assets Resulting from Operations	636,644
1 Interest income and realized net gain (loss) from an affiliated company of the fund were $806,000 and $1,000, respectively.

See accompanying Notes, which are an integral part of the Financial Statements.

Growth and Income Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	March 31,	September 30,
	2017	2016
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	64,650	135,032
Realized Net Gain (Loss)	236,847	315,955
Change in Unrealized Appreciation (Depreciation)	335,147	413,592
Net Increase (Decrease) in Net Assets Resulting from Operations	636,644	864,579
Distributions
Net Investment Income
Investor Shares	(30,051)	(53,764)
Admiral Shares	(44,465)	(70,386)
Realized Capital Gain[1]
Investor Shares	(131,717)	(152,494)
Admiral Shares	(184,783)	(181,922)
Total Distributions	(391,016)	(458,566)
Capital Share Transactions
Investor Shares	109,099	(67,371)
Admiral Shares	390,043	427,504
Net Increase (Decrease) from Capital Share Transactions	499,142	360,133
Total Increase (Decrease)	744,770	766,146
Net Assets
Beginning of Period	6,633,653	5,867,507
End of Period[2]	7,378,423	6,633,653
1 Includes fiscal 2017 and 2016 short-term gain distributions totaling $13,413,000 and $65,407,000, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.
2 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $17,912,000 and $27,778,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Growth and Income Fund

Financial Highlights

Investor Shares
Six Months
	Ended
For a Share Outstanding	March 31,	Year Ended September 30,
Throughout Each Period	2017	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$42.16	$39.55	$42.69	$36.02	$30.73	$23.86
Investment Operations
Net Investment Income	. 386	. 852.729		. 671	. 631	. 549
Net Realized and Unrealized Gain (Loss)
on Investments	3.509	4.813	(.541)	6.639	5.288	6.846
Total from Investment Operations	3.895	5.665	.188	7.310	5.919	7.395
Distributions
Dividends from Net Investment Income	(. 456)	(.790)	(.724)	(. 640)	(. 629)	(. 525)
Distributions from Realized Capital Gains	(1.999)	(2.265)	(2.604)	—	—	—
Total Distributions	(2.455)	(3.055)	(3.328)	(.640)	(.629)	(.525)
Net Asset Value, End of Period	$43.60	$42.16	$39.55	$42.69	$36.02	$30.73

Total Return[1]	9.48%	14.79%	0.22%	20.42%	19.54%	31.27%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,011	$2,801	$2,691	$2,979	$2,869	$2,798
Ratio of Total Expenses to
Average Net Assets[2]	0.35%	0.34%	0.34%	0.37%	0.36%	0.36%
Ratio of Net Investment Income to
Average Net Assets	1.85%	2.09%	1.70%	1.67%	1.90%	1.94%
Portfolio Turnover Rate	102%	96%	116%	133%	109%	102%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 Includes performance-based investment advisory fee increases (decreases) of 0.00%, 0.00%, 0.00%, 0.02%, 0.01%, and 0.01%.

See accompanying Notes, which are an integral part of the Financial Statements.

Growth and Income Fund

Financial Highlights

Admiral Shares
Six Months
	Ended
For a Share Outstanding	March 31,	Year Ended September 30,
Throughout Each Period	2017	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$68.83	$64.57	$69.71	$58.82	$50.18	$38.97
Investment Operations
Net Investment Income	.669	1.466	1.272	1.176	1.097	.952
Net Realized and Unrealized Gain (Loss)
on Investments	5.738	7.855	(.897)	10.833	8.633	11.168
Total from Investment Operations	6.407	9.321	.375	12.009	9.730	12.120
Distributions
Dividends from Net Investment Income	(.785)	(1.364)	(1.264)	(1.119)	(1.090)	(.910)
Distributions from Realized Capital Gains	(3.262)	(3.697)	(4.251)	—	—	—
Total Distributions	(4.047)	(5.061)	(5.515)	(1.119)	(1.090)	(.910)
Net Asset Value, End of Period	$71.19	$68.83	$64.57	$69.71	$58.82	$50.18

Total Return[1]	9.55%	14.91%	0.31%	20.55%	19.69%	31.40%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,368	$3,833	$3,177	$2,917	$2,157	$1,591
Ratio of Total Expenses to
Average Net Assets[2]	0.24%	0.23%	0.23%	0.26%	0.26%	0.25%
Ratio of Net Investment Income to
Average Net Assets	1.96%	2.20%	1.81%	1.78%	2.00%	2.05%
Portfolio Turnover Rate	102%	96%	116%	133%	109%	102%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 Includes performance-based investment advisory fee increases (decreases) of 0.00%, 0.00%, 0.00%, 0.02%, 0.01%, and 0.01%.

See accompanying Notes, which are an integral part of the Financial Statements.

Growth and Income Fund

Notes to Financial Statements

Vanguard Growth and Income Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares, are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended March 31, 2017, the fund’s average investments in long and short futures contracts represented 3% and 0% of net assets, respectively, based on the average of aggregate settlement values at each quarter-end during the period.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (September 30, 2013–2016), and for the period ended March 31, 2017, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

Growth and Income Fund

5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

6. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at March 31, 2017, or at any time during the period then ended.

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

Growth and Income Fund

B. The investment advisory firms D. E. Shaw Investment Management, L.L.C., and Los Angeles Capital Management and Equity Research, Inc., each provide investment advisory services to a portion of the fund for a fee calculated at an annual percentage rate of average net assets managed by the advisor. The basic fees of D. E. Shaw Investment Management, L.L.C., and Los Angeles Capital Management and Equity Research, Inc. are subject to quarterly adjustments based on performance relative to the S&P 500 Index for the preceding three years.

Vanguard provides investment advisory services to a portion of the fund as described below; the fund paid Vanguard advisory fees of $529,000 for the six months ended March 31, 2017.

For the six months ended March 31, 2017, the aggregate investment advisory fee paid to all advisors represented an effective annual basic rate of 0.10% of the fund’s average net assets, before an increase of $166,000 (0.00%) based on performance.

C. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At March 31, 2017, the fund had contributed to Vanguard capital in the amount of $512,000, representing 0.01% of the fund’s net assets and 0.20% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

D. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of March 31, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	7,145,345	—	14
Temporary Cash Investments	243,842	9,788	—
Futures Contracts—Liabilities[1]	(511)	—	—
Total	7,388,676	9,788	14
1 Represents variation margin on the last day of the reporting period.

Growth and Income Fund

E. At March 31, 2017, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini S&P 500 Index	June 2017	1,891	223,062	(896)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

F. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

At March 31, 2017, the cost of investment securities for tax purposes was $6,116,473,000. Net unrealized appreciation of investment securities for tax purposes was $1,282,516,000, consisting of unrealized gains of $1,361,858,000 on securities that had risen in value since their purchase and $79,342,000 in unrealized losses on securities that had fallen in value since their purchase.

G. During the six months ended March 31, 2017, the fund purchased $3,545,157,000 of investment securities and sold $3,438,222,000 of investment securities, other than temporary cash investments

H. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	March 31, 2017		September 30, 2016
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	165,201	3,862	230,757	5,725
Issued in Lieu of Cash Distributions	157,076	3,750	200,200	4,990
Redeemed	(213,178)	(5,007)	(498,328)	(12,298)
Net Increase (Decrease)—Investor Shares	109,099	2,605	(67,371)	(1,583)
Admiral Shares
Issued	497,348	7,140	543,550	8,207
Issued in Lieu of Cash Distributions	213,936	3,129	235,763	3,601
Redeemed	(321,241)	(4,602)	(351,809)	(5,325)
Net Increase (Decrease)—Admiral Shares	390,043	5,667	427,504	6,483

I. Management has determined that no material events or transactions occurred subsequent to March 31, 2017, that would require recognition or disclosure in these financial statements.

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended March 31, 2017
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Growth and Income Fund	9/30/2016	3/31/2017	Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$1,094.76	$1.83
Admiral Shares	1,000.00	1,095.51	1.25
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,023.19	$1.77
Admiral Shares	1,000.00	1,023.73	1.21

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.35% for Investor Shares and 0.24% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/365).

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Foreign Holdings. The percentage of a fund represented by securities or depositary receipts of companies based outside the United States.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 195 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

InterestedTrustee1

F. William McNabb III

Born 1957. Trustee Since July 2009. Chairman of the Board. Principal Occupation(s) During the Past Five Years and Other Experience: Chairman of the Board of The Vanguard Group, Inc., and of each of the investment companies served by The Vanguard Group, since January 2010; Director of The Vanguard Group since 2008; Chief Executive Officer and President of The Vanguard Group, and of each of the investment companies served by The Vanguard Group, since 2008; Director of Vanguard Marketing Corporation; Managing Director of The Vanguard Group (1995–2008).

IndependentTrustees

Emerson U. Fullwood

Born 1948. Trustee Since January 2008. Principal Occupation(s) During the Past Five Years and Other Experience: Executive Chief Staff and Marketing Officer for North America and Corporate Vice President (retired 2008) of Xerox Corporation (document management products and services); Executive in Residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology; Lead Director of SPX FLOW, Inc. (multi-industry manufacturing); Director of the United Way of Rochester, the University of Rochester Medical Center, Monroe Community College Foundation, North Carolina A&T University, and Roberts Wesleyan College.

Rajiv L. Gupta

Born 1945. Trustee Since December 2001.2 Principal Occupation(s) During the Past Five Years and Other Experience: Chairman and Chief Executive Officer (retired 2009) and President (2006–2008) of Rohm and Haas Co. (chemicals); Director of Arconic Inc. (diversified manufacturer), HP Inc. (printer and personal computer manufacturing), and Delphi Automotive plc (automotive components); Senior Advisor at New Mountain Capital.

Amy Gutmann

Born 1949. Trustee Since June 2006. Principal Occupation(s) During the Past Five Years and Other Experience: President of the University of Pennsylvania; Christopher H. Browne Distinguished Professor of Political Science, School of Arts and Sciences, and Professor of Communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania; Trustee of the National Constitution Center; Chair of the Presidential Commission for the Study of Bioethical Issues.

JoAnn Heffernan Heisen

Born 1950. Trustee Since July 1998. Principal Occupation(s) During the Past Five Years and Other Experience: Corporate Vice President and Chief Global Diversity Officer (retired 2008) and Member of the Executive Committee (1997–2008) of Johnson & Johnson (pharmaceuticals/medical devices/consumer products); Director of Skytop Lodge Corporation (hotels) and the Robert Wood Johnson Foundation; Member of the Advisory Board of the Institute for Women’s Leadership at Rutgers University.

F. Joseph Loughrey

Born 1949. Trustee Since October 2009. Principal Occupation(s) During the Past Five Years and Other Experience: President and Chief Operating Officer (retired 2009) of Cummins Inc. (industrial machinery); Chairman of the Board of Hillenbrand, Inc. (specialized consumer services), Oxfam America, and the Lumina

Foundation for Education; Director of SKF AB (industrial machinery), Hyster-Yale Materials Handling, Inc. (forklift trucks), and the V Foundation for Cancer Research; Member of the Advisory Council for the College of Arts and Letters and Chair of the Advisory Board to the Kellogg Institute for International Studies, both at the University of Notre Dame.

Mark Loughridge

Born 1953. Trustee Since March 2012. Principal Occupation(s) During the Past Five Years and Other Experience: Senior Vice President and Chief Financial Officer (retired 2013) at IBM (information technology services); Fiduciary Member of IBM’s Retirement Plan Committee (2004–2013); Director of the Dow Chemical Company; Member of the Council on Chicago Booth.

Scott C. Malpass

Born 1962. Trustee Since March 2012. Principal Occupation(s) During the Past Five Years and Other Experience: Chief Investment Officer and Vice President at the University of Notre Dame; Assistant Professor of Finance at the Mendoza College of Business at Notre Dame; Member of the Notre Dame 403(b) Investment Committee, the Board of Advisors for Spruceview Capital Partners, and the Investment Advisory Committee of Major League Baseball; Board Member of TIFF Advisory Services, Inc., and Catholic Investment Services, Inc. (investment advisors); Member of the Board of Superintendence of the Institute for the Works of Religion.

André F. Perold

Born 1952. Trustee Since December 2004. Principal Occupation(s) During the Past Five Years and Other Experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011); Chief Investment Officer and Co-Managing Partner of HighVista Strategies LLC (private investment firm); Overseer of the Museum of Fine Arts Boston.

Peter F. Volanakis

Born 1955. Trustee Since July 2009. Principal Occupation(s) During the Past Five Years and Other Experience: President and Chief Operating Officer (retired 2010) of Corning Incorporated (communications equipment); Chairman of the Board of Trustees of Colby-Sawyer College; Member of the Board of Hypertherm, Inc. (industrial cutting systems, software, and consumables).

Executive Officers

Glenn Booraem

Born 1967. Investment Stewardship Officer Since February 2017. Principal Occupation(s) During the Past Five Years and Other Experience: Principal of The Vanguard Group, Inc.; Treasurer (2015–2017), Controller (2010–2015), and Assistant Controller (2001–2010) of each of the investment companies served by The Vanguard Group.

Thomas J. Higgins

Born 1957. Chief Financial Officer Since September 2008. Principal Occupation(s) During the Past Five Years and Other Experience: Principal of The Vanguard Group, Inc.; Chief Financial Officer of each of the investment companies served by The Vanguard Group; Treasurer of each of the investment companies served by The Vanguard Group (1998–2008).

Peter Mahoney

Born 1974. Controller Since May 2015. Principal Occupation(s) During the Past Five Years and Other Experience: Principal of The Vanguard Group, Inc.; Controller of each of the investment companies served by The Vanguard Group; Head of International Fund Services at The Vanguard Group (2008–2014).

Anne E. Robinson

Born 1970. Secretary Since September 2016. Principal Occupation(s) During the Past Five Years and Other Experience: Managing Director of The Vanguard Group, Inc.; General Counsel of The Vanguard Group; Secretary of The Vanguard Group and of each of the investment companies served by The Vanguard Group; Director and Senior Vice President of Vanguard Marketing Corporation; Managing Director and General Counsel of Global Cards and Consumer Services at Citigroup (2014–2016); Counsel at American Express (2003–2014).

Michael Rollings

Born 1963. Treasurer Since February 2017. Principal Occupation(s) During the Past Five Years and Other Experience: Managing Director of The Vanguard Group, Inc.; Treasurer of each of the investment companies served by The Vanguard Group; Executive Vice President and Chief Financial Officer of MassMutual Financial Group (2006–2016).

Vanguard Senior Management Team
Mortimer J. Buckley	James M. Norris
John James	Thomas M. Rampulla
Martha G. King	Glenn W. Reed
John T. Marcante	Karin A. Risi
Chris D. McIsaac

Chairman Emeritus and Senior Advisor
John J. Brennan
Chairman, 1996–2009
Chief Executive Officer and President, 1996–2008

Founder
John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447	CFA® is a registered trademark owned by CFA Institute.
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People
Who Are Deaf or Hard of Hearing > 800-749-7273

This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper, a
Thomson Reuters Company, or Morningstar, Inc., unless
otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via email addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2017 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q932 052017

Item 2: Code of Ethics. The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert.

Not Applicable.

Item 4: Principal Accountant Fees and Services.

(a) Audit Fees.

Not Applicable.

Item 5: Audit Committee of Listed Registrants.

Not Applicable.

Item 6: Investments.

Not Applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11: Controls and Procedures.

     (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

     (b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD QUANTITATIVE FUNDS

BY:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: May 18, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD QUANTITATIVE FUNDS

BY:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: May 18, 2017
VANGUARD QUANTITATIVE FUNDS

BY:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: May 18, 2017
* By: /s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on October 4, 2016 see file Number
33-32548, Incorporated by Reference